                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2013
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Check here if Amendment: [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110

Form 13F File Number: 28-06766
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990

Signature, Place, and Date of Signing:

 /s/ Steven M. Smith              Boston, MA                    5/15/2013
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    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       63
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Form 13F Information Table Value Total: $  3,177,073
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                                          (thousands)

List of Other Included Managers: None

As of March 31, 2013

As of March 31, 2013

                                                                                    Investment                  Voting
                                                                           SHR/     Discretion             Authority (Shares)
                                                     FAIR                  PRN/                    OTHER
                                 TITLE     CUSIP    MARKET      PRINCIPAL  PUT/             SHARED MANA-
NAME OF ISSUER                 OF CLASS   NUMBER    VALUE        AMOUNT    CALL SOLE SHARED OTHERS GERS      SOLE   SHARED NONE
Acuity Brands Inc              Common    00508Y102   24,438,940    352,400 SHR  SOLE                        352,400
Aetna Inc                      Common    00817Y108  132,938,000  2,600,000 SHR  SOLE                      2,600,000
Aixtron SE                     Spons ADR 009606104   17,618,505  1,201,808 SHR  SOLE                      1,201,808
Alaska Air Group               Common    011659109  264,986,280  4,143,000 SHR  SOLE                      4,143,000
Almost Family Inc              Common    020409108    5,414,583    265,031 SHR  SOLE                        265,031
Ameristar Casinos Inc          Common    03070Q101   54,808,582  2,089,538 SHR  SOLE                      2,089,538
ARM Holdings PLC               Spons ADR 042068106   35,391,661    835,300 SHR  SOLE                        835,300
Aruba Networks Inc             Common    043176106   24,518,602    991,051 SHR  SOLE                        991,051
Atmel Corp                     Common    049513104   16,527,625  2,375,000 SHR  SOLE                      2,375,000
Avis Budget Group Inc          Common    053774105  205,267,150  7,375,751 SHR  SOLE                      7,375,751
Bally Technologies             Common    05874B107   49,461,928    951,740 SHR  SOLE                        951,740
Boyd Gaming                    Common    103304101   68,712,949  8,308,700 SHR  SOLE                      8,308,700
Canadian Natural Resources     Common    136375102   40,162,500  1,250,000 SHR  SOLE                      1,250,000
Churchill Downs                Common    171484108   86,745,521  1,238,514 SHR  SOLE                      1,238,514
Cree Inc                       Common    225447101   24,581,203    449,300 SHR  SOLE                        449,300
Delta Airlines Inc             Common    247361702  178,874,821 10,834,332 SHR  SOLE                     10,834,332
Dover Motorsports Inc          Common    260174107    1,343,862    671,931 SHR  SOLE                        671,931
Eagle Materials Inc            Common    26969P108    4,504,188     67,600 SHR  SOLE                         67,600
Energy XXI Bermuda             Common    G10082140    5,444,000    200,000 SHR  SOLE                        200,000
Expedia Inc                    Common    30212P303   73,278,315  1,221,000 SHR  SOLE                      1,221,000
First Marblehead Corp          Common    320771108      606,000    600,000 SHR  SOLE                        600,000
Freeport-McMoran Cooper        Common    35671D857    8,937,000    270,000 SHR  SOLE                        270,000
General Motors                 Common    37045V100    6,497,361    233,550 SHR  SOLE                        233,550
Genesee & Wyoming Inc          Class A   371559105   10,091,448    108,382 SHR  SOLE                        108,382
Global Eagle Entertainment Inc Common    37951D102  262,853,634 27,983,473 SHR  SOLE                      4,750,000
Greenbrier Companies Inc       Common    393657101   38,373,087  1,689,700 SHR  SOLE                      1,689,700
Hittite Microwave Corp         Common    43365Y104   10,381,801    171,430 SHR  SOLE                        171,430
Isle of Capri Casinos          Common    464592104    8,064,466  1,282,109 SHR  SOLE                      1,282,109
Jive Software Inc              Common    47760A108   10,731,428    706,015 SHR  SOLE                        706,015
KLA-Tencor Corporation         Common    482480100   25,842,600    490,000 SHR  SOLE                        490,000
Lakes Entertainment Inc        Common    51206P109    3,819,051  1,316,914 SHR  SOLE                      1,316,914
Lone Pine Resources Inc        Common    54222A106      471,463    392,886 SHR  SOLE                        392,886
Magellan Health Services Inc   Common    559079207   11,892,500    250,000 SHR  SOLE                        250,000
MarineMax Inc                  Common    567908108    4,756,500    350,000 SHR  SOLE                        350,000
Melco Crown Entertainment      Spons ADR 585464100   64,926,006  2,780,557 SHR  SOLE                      2,780,557
MGM Resorts Intl               Common    552953101   34,623,950  2,633,000 SHR  SOLE                      2,633,000
MRC Global Inc                 Common    55345K103    1,811,150     55,000 SHR  SOLE                         55,000
MTR Gaming Group Inc           Common    553769100    2,651,171    803,385 SHR  SOLE                        803,385
Mueller Industries Inc         Common    624756102    9,139,235    171,500 SHR  SOLE                        171,500
Newfield Exploration Co        Common    651290108    6,613,900    295,000 SHR  SOLE                        295,000
Orbitz Worldwide Inc           Common    68557K109  140,495,087 24,605,094 SHR  SOLE                     24,605,094
Owens Corning                  Common    690742101   20,267,020    514,000 SHR  SOLE                        514,000
PBF Energy Inc                 Class A   69318G106   23,045,400    620,000 SHR  SOLE                        620,000
Penn National Gaming           Common    707569109  163,938,152  3,011,908 SHR  SOLE                      3,011,908
Pinnacle Entertainment Inc     Common    723456109    5,848,000    400,000 SHR  SOLE                        400,000
Pozen Inc                      Common    73941U102   15,810,000  3,000,000 SHR  SOLE                      3,000,000

Priceline.com                  Common    741503403  233,564,247    339,403 SHR  SOLE                        339,403
Pure Cycle Corp                Common    746228303   31,410,593  5,982,970 SHR  SOLE                      5,982,970
Salesforce.com Inc             Common    79466L302   19,760,715    110,500 SHR  SOLE                        110,500
Skilled Healthcare Group       Class A   83066R107    3,114,180    474,000 SHR  SOLE                        474,000
Spirit Airlines Inc            Common    848577102   53,517,233  2,110,301 SHR  SOLE                      2,110,301
Stone Energy Corp              Common    861642106    5,437,500    250,000 SHR  SOLE                        250,000
Taro Pharmaceutical Industries Common    M8737E108      586,900     10,000 SHR  SOLE                         10,000
The Active Network Inc         Common    00506D100      628,500    150,000 SHR  SOLE                        150,000
Tripadvisor Inc                Common    896945201  166,240,453  3,165,279 SHR  SOLE                      3,165,279
United Rentals Inc             Common    911363109   77,112,631  1,402,813 SHR  SOLE                      1,402,813
UnitedHealth Group Inc         Common    91324P102  100,117,500  1,750,000 SHR  SOLE                      1,750,000
Universal Health Services      Class B   913903100   30,114,705    471,500 SHR  SOLE                        471,500
US Airways Group Inc           Common    90341W108    8,485,000    500,000 SHR  SOLE                        500,000
Valuevision Media Inc          Class A   92047K107   16,781,000  4,850,000 SHR  SOLE                      4,850,000
Wellcare Health Plans          Common    94946T106   28,980,000    500,000 SHR  SOLE                        500,000
Wellpoint Inc                  Common    94973V107  165,575,000  2,500,000 SHR  SOLE                      2,500,000
Zillow Inc                     Class A   98954A107   28,140,945    514,742 SHR  SOLE                        514,742
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